9. Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories Abstract
Schedule of inventories
	2020	2019

Stores	2,453	4,698
Distribution centers	1,134	1,583
Inventories – Éxito Group	2,879	2,254
Real Estate Inventory – Éxito Group	142	191
Allowance for losses on inventory obsolescence and damages	(72)	(95)
	6,536	8,631

Schedule of estimated losses on obsolescence and breakage

9.2.	Allowance for losses on inventory obsolescence and damages
	2020	2019	2018

At the beginning of the year	(95)	(65)	(73)
Additions	(40)	(51)	(79)
Business combination	-	(22)	-
Write-offs / reversal	16	35	85
Foreign currency translation adjustment	(4)	-	-
Deconsolidation of Sendas	51	8	-
Assets held for sale and discontinued operations	-	-	2
At the end of the year	(72)	(95)	(65)